Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	£ 2,285	£ 3,165
Social security and other taxes	190	146
Other payables	24	22
Trade and other current payables	£ 2,499	£ 3,333